iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .0%
General Dynamics Corp. .................... 45,534 $ 12,390,712
Lockheed Martin Corp. ..................... 365,665 174,696,454
Northrop Grumman Corp. ................... 532,811 259,212,551
RTX Corp. ............................. 170,862 21,550,824
467,850,541
a
Air Freight & Logistics  —  0 .0%
CH Robinson Worldwide, Inc. ................ 107,275 9,571,076
a
Banks  —  0 .4%
First Citizens BancShares, Inc. , Class A .......... 52,988 94,273,070
a
Beverages  —  1 .8%
Coca-Cola Co. (The) ...................... 784,509 56,916,128
Keurig Dr Pepper, Inc. ..................... 4,456,568 154,152,687
PepsiCo, Inc. ........................... 1,530,005 207,438,077
418,506,892
a
Biotechnology  —  5 .0%
AbbVie, Inc. ............................ 1,477,675 288,294,392
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 217,828 57,341,043
Amgen, Inc. ............................ 319,062 92,821,517
BioMarin Pharmaceutical, Inc.
(a) (b)
.............. 847,602 53,983,771
Gilead Sciences, Inc. ...................... 1,917,192 204,257,636
Incyte Corp.
(a)
........................... 1,496,310 93,758,785
Neurocrine Biosciences, Inc.
(a)
................ 640,829 69,010,875
Regeneron Pharmaceuticals, Inc. .............. 187,756 112,420,782
United Therapeutics Corp.
(a) (b)
................ 89,729 27,195,963
Vertex Pharmaceuticals, Inc.
(a) (b)
............... 363,368 185,135,996
1,184,220,760
a
Broadline Retail  —  0 .6%
Amazon.com, Inc.
(a)
....................... 158,621 29,252,885
MercadoLibre, Inc.
(a) (b)
...................... 49,999 116,540,169
145,793,054
a
Capital Markets  —  2 .0%
Cboe Global Markets, Inc. ................... 956,834 212,225,781
CME Group, Inc. , Class A ................... 550,259 152,465,764
Intercontinental Exchange, Inc. ............... 422,181 70,913,742
Tradeweb Markets, Inc. , Class A ............... 343,243 47,470,507
483,075,794
a
Chemicals  —  0 .6%
Corteva, Inc. ............................ 1,524,795 94,522,042
Linde PLC ............................. 90,860 41,180,478
135,702,520
a
Commercial Services & Supplies  —  5 .3%
Republic Services, Inc. ..................... 1,678,967 421,000,975
Rollins, Inc. ............................. 1,734,319 99,081,644
Waste Connections, Inc. .................... 1,922,349 379,913,833
Waste Management, Inc. .................... 1,514,746 353,481,127
1,253,477,579
a
Communications Equipment  —  4 .1%
Arista Networks, Inc.
(a)
..................... 720,086 59,241,475
Cisco Systems, Inc. ....................... 6,084,904 351,281,508
F5, Inc.
(a)
.............................. 533,048 141,119,128
Juniper Networks, Inc. ..................... 3,008,111 109,254,591
Motorola Solutions, Inc. .................... 725,671 319,578,252
980,474,954
a
Security Shares Value
a
Consumer Staples Distribution & Retail  —  2 .5%
Kroger Co. (The) ......................... 2,470,236 $ 178,375,742
Walmart, Inc. ............................ 4,215,686 409,975,463
588,351,205
a
Containers & Packaging  —  0 .1%
Packaging Corp. of America ................. 197,264 36,614,171
a
Diversified Telecommunication Services  —  2 .4%
AT&T, Inc. .............................. 8,312,162 230,246,887
Verizon Communications, Inc. ................ 7,611,625 335,368,198
565,615,085
a
Electric Utilities  —  4 .2%
Alliant Energy Corp. ....................... 375,215 22,903,123
American Electric Power Co., Inc. .............. 954,126 103,370,011
Duke Energy Corp. ....................... 3,107,484 379,175,198
NextEra Energy, Inc. ...................... 161,376 10,792,827
PG&E Corp. ............................ 3,155,828 52,134,278
Southern Co. (The) ....................... 3,619,958 332,637,941
Xcel Energy, Inc. ......................... 1,567,110 110,794,677
1,011,808,055
a
Electrical Equipment  —  0 .1%
GE Vernova, Inc. ......................... 35,950 13,330,979
a
Electronic Equipment, Instruments & Components  —  2 .7%
Amphenol Corp. , Class A ................... 4,088,363 314,599,533
CDW Corp. ............................. 480,526 77,153,255
Corning, Inc. ............................ 1,566,201 69,508,000
TE Connectivity PLC ...................... 107,092 15,676,127
Teledyne Technologies, Inc.
(a)
................. 354,993 165,437,388
642,374,303
a
Entertainment  —  1 .2%
Electronic Arts, Inc. ....................... 1,265,609 183,627,210
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 915,431 81,171,267
Netflix, Inc.
(a) (b)
........................... 20,300 22,973,916
287,772,393
a
Financial Services  —  4 .5%
Berkshire Hathaway, Inc. , Class B
(a)
............ 770,007 410,606,233
Fiserv, Inc.
(a)
............................ 762,431 140,721,889
Mastercard, Inc. , Class A .................... 545,699 299,075,794
Visa, Inc. , Class A ........................ 678,408 234,389,964
1,084,793,880
a
Food Products  —  3 .5%
General Mills, Inc. ........................ 2,474,726 140,415,953
Hershey Co. (The) ........................ 410,391 68,613,271
Hormel Foods Corp. ....................... 1,019,351 30,478,595
Kellanova .............................. 2,189,461 181,221,687
Kraft Heinz Co. (The) ...................... 2,897,442 84,315,562
Mondelez International, Inc. , Class A ............ 1,632,595 111,228,698
The Campbell's Company ................... 1,771,596 64,592,390
Tyson Foods, Inc. , Class A .................. 2,613,402 160,044,739
840,910,895
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 90,970 14,612,511
a
Ground Transportation  —  0 .5%
Uber Technologies, Inc.
(a) (b)
.................. 1,520,020 123,136,820
a

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Health Care Equipment & Supplies  —  1 .8%
Abbott Laboratories ....................... 940,405 $ 122,957,954
Becton Dickinson & Co. .................... 594,810 123,179,203
Boston Scientific Corp.
(a)
.................... 1,269,622 130,606,015
Hologic, Inc.
(a) (b)
.......................... 487,743 28,386,643
Medtronic PLC .......................... 372,074 31,536,992
436,666,807
a
Health Care Providers & Services  —  4 .5%
Cardinal Health, Inc. ....................... 95,593 13,506,335
Cencora, Inc. ........................... 653,129 191,151,264
Cigna Group (The) ........................ 151,499 51,515,720
Elevance Health, Inc. ...................... 310,363 130,532,471
Humana, Inc. ........................... 252,666 66,259,132
McKesson Corp. ......................... 519,955 370,618,724
Quest Diagnostics, Inc. ..................... 157,445 28,059,848
UnitedHealth Group, Inc. .................... 549,044 225,898,663
1,077,542,157
a
Health Care REITs  —  0 .6%
Welltower, Inc. ........................... 867,120 132,313,841
a
Hotels, Restaurants & Leisure  —  2 .7%
Domino's Pizza, Inc. ....................... 100,538 49,300,819
DoorDash, Inc. , Class A
(a) (b)
.................. 202,065 38,976,318
McDonald's Corp. ........................ 1,012,742 323,722,980
Yum! Brands, Inc. ........................ 1,621,251 243,901,001
655,901,118
a
Household Durables  —  0 .2%
Garmin Ltd. ............................. 267,152 49,922,694
a
Household Products  —  2 .7%
Church & Dwight Co., Inc. ................... 844,140 83,856,867
Colgate-Palmolive Co. ..................... 2,346,862 216,357,208
Kimberly-Clark Corp. ...................... 365,656 48,186,148
Procter & Gamble Co. (The) ................. 1,793,810 291,619,692
640,019,915
a
Industrial Conglomerates  —  0 .1%
Honeywell International, Inc. ................. 152,983 32,202,921
a
Insurance  —  9 .8%
Allstate Corp. (The) ....................... 1,112,547 220,718,199
Aon PLC , Class A ........................ 331,089 117,467,066
Arch Capital Group Ltd. .................... 1,682,029 152,526,390
Arthur J Gallagher & Co. .................... 735,636 235,911,109
Chubb Ltd. ............................. 1,223,998 350,161,348
Erie Indemnity Co. , Class A , NVS .............. 107,457 38,536,229
Hartford Insurance Group, Inc. (The) ............ 243,859 29,914,184
Loews Corp. ............................ 797,753 69,268,893
Markel Group, Inc.
(a) (b)
...................... 35,640 64,814,904
Marsh & McLennan Companies, Inc. ............ 1,188,451 267,960,047
Progressive Corp. (The) .................... 1,379,044 388,531,857
Travelers Companies, Inc. (The) ............... 854,229 225,627,506
W R Berkley Corp. ........................ 1,205,258 86,404,946
Willis Towers Watson PLC ................... 288,493 88,798,145
2,336,640,823
a
Interactive Media & Services  —  0 .3%
Alphabet, Inc. , Class C , NVS ................. 264,906 42,620,726
Meta Platforms, Inc. , Class A ................. 34,267 18,812,583
61,433,309
a
IT Services  —  6 .1%
Accenture PLC , Class A .................... 859,875 257,231,606
Akamai Technologies, Inc.
(a)
.................. 1,069,424 86,174,186
Security Shares Value
a
IT Services (continued)
Cognizant Technology Solutions Corp. , Class A ..... 2,343,014 $ 172,375,540
Gartner, Inc.
(a)
........................... 279,175 117,555,009
GoDaddy, Inc. , Class A
(a)
.................... 1,289,138 242,783,360
International Business Machines Corp. .......... 1,509,657 365,065,256
VeriSign, Inc.
(a)
.......................... 803,411 226,658,311
1,467,843,268
a
Machinery  —  0 .1%
Otis Worldwide Corp. ...................... 154,769 14,899,612
a
Media  —  0 .3%
Comcast Corp. , Class A .................... 2,170,722 74,238,692
a
Metals & Mining  —  0 .3%
Newmont Corp. .......................... 1,505,312 79,299,836
a
Multi-Utilities  —  3 .0%
Ameren Corp. ........................... 624,497 61,975,082
CMS Energy Corp. ........................ 668,345 49,223,609
Consolidated Edison, Inc. ................... 2,750,206 310,085,727
Dominion Energy, Inc. ...................... 936,238 50,912,622
DTE Energy Co. ......................... 384,920 52,734,040
WEC Energy Group, Inc. .................... 1,851,355 202,760,400
727,691,480
a
Oil, Gas & Consumable Fuels  —  2 .6%
Chevron Corp. ........................... 501,875 68,285,112
Diamondback Energy, Inc. ................... 722,492 95,376,169
EOG Resources, Inc. ...................... 299,562 33,050,675
Exxon Mobil Corp. ........................ 1,644,463 173,704,627
Marathon Petroleum Corp. .................. 808,837 111,142,292
Occidental Petroleum Corp. .................. 584,794 23,046,732
Phillips 66 .............................. 102,278 10,643,049
Targa Resources Corp. ..................... 195,109 33,344,128
Williams Companies, Inc. (The) ............... 1,230,835 72,090,006
620,682,790
a
Pharmaceuticals  —  4 .1%
Bristol-Myers Squibb Co. .................... 1,776,529 89,181,756
Eli Lilly & Co. ........................... 261,445 235,025,983
Johnson & Johnson ....................... 1,818,979 284,324,607
Merck & Co., Inc. ......................... 3,659,299 311,772,275
Pfizer, Inc. ............................. 1,920,422 46,877,501
967,182,122
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 70,986 21,338,392
Booz Allen Hamilton Holding Corp. , Class A ....... 663,126 79,588,383
Broadridge Financial Solutions, Inc. ............ 53,821 13,046,210
Verisk Analytics, Inc. ....................... 353,005 104,641,272
218,614,257
a
Semiconductors & Semiconductor Equipment  —  1 .4%
Analog Devices, Inc. ....................... 255,834 49,867,163
First Solar, Inc.
(a) (b)
........................ 74,116 9,325,275
NVIDIA Corp. ........................... 1,074,412 117,024,955
Texas Instruments, Inc. ..................... 991,493 158,688,455
334,905,848
a
Software  —  9 .2%
Adobe, Inc.
(a)
............................ 129,657 48,618,782
Cadence Design Systems, Inc.
(a) (b)
............. 139,843 41,636,855
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 101,492 43,526,874
Datadog, Inc. , Class A
(a)
.................... 93,271 9,528,565
DocuSign, Inc.
(a) (b)
........................ 278,926 22,802,201
Dynatrace, Inc.
(a)
......................... 1,128,750 53,017,388

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Software (continued)
Fair Isaac Corp.
(a)
......................... 77,845 $ 154,886,640
Fortinet, Inc.
(a)
........................... 1,230,753 127,702,931
Gen Digital, Inc. .......................... 2,446,153 63,281,978
HubSpot, Inc.
(a) (b)
......................... 84,236 51,510,314
Intuit, Inc. .............................. 16,962 10,643,146
Manhattan Associates, Inc.
(a)
................. 138,780 24,618,184
Microsoft Corp. .......................... 847,696 335,060,321
Nutanix, Inc. , Class A
(a)
..................... 714,298 49,072,273
Oracle Corp. ............................ 804,113 113,154,781
Palo Alto Networks, Inc.
(a) (b)
.................. 127,838 23,896,757
PTC, Inc.
(a)
............................. 644,195 99,830,899
Roper Technologies, Inc. .................... 559,763 313,512,061
Salesforce, Inc. .......................... 222,370 59,753,043
ServiceNow, Inc.
(a)
........................ 209,019 199,615,235
Synopsys, Inc.
(a)
......................... 80,569 36,981,977
Tyler Technologies, Inc.
(a) (b)
.................. 213,458 115,971,731
Workday, Inc. , Class A
(a)
.................... 392,399 96,137,755
Zoom Communications, Inc. , Class A
(a) (b)
......... 1,180,042 91,500,457
2,186,261,148
a
Specialty Retail  —  2 .9%
AutoZone, Inc.
(a)
......................... 74,558 280,531,931
Home Depot, Inc. (The) .................... 171,254 61,735,354
O'Reilly Automotive, Inc.
(a)
................... 133,105 188,370,196
TJX Companies, Inc. (The) .................. 1,282,207 164,994,397
695,631,878
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  1 .1%
Apple, Inc. ............................. 1,023,920 $ 217,583,000
NetApp, Inc. ............................ 421,103 37,793,994
255,376,994
a
Wireless Telecommunication Services  —  1 .5%
T-Mobile U.S., Inc. ........................ 1,496,354 369,524,620
a
Total Long-Term Investments — 99.8%
(Cost: $ 21,252,350,052 ) .............................. 23,817,062,667
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 107,237,680 107,280,575
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 45,984,305 45,984,305
a
Total Short-Term Securities — 0.7%
(Cost: $ 153,257,723 ) ................................ 153,264,880
Total Investments — 100.5%
(Cost: $ 21,405,607,775 ) .............................. 23,970,327,547
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (113,488,997)
Net Assets — 100.0% ................................. $ 23,856,838,550
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .......... $ 3,513,795  $ 103,812,732
(a)
$ —  $ (48,192) $ 2,240  $ 107,280,575  107,237,680  $ 146,597
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... 33,167,263  12,817,042
(a)
—  —  —  45,984,305  45,984,305  1,363,542  —
$ (48,192) $ 2,240
$ 153,264,880
$ 1,510,139  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
MSCI USA Min Vol Factor ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 316 06/20/25 $ 11,348 $ 312,354
E-Mini S&P 500 Index ................................................................... 94 06/20/25 26,259 541,062
$ 853,416
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 23,817,062,667 $ — $ — $ 23,817,062,667
Short-Term Securities
Money Market Funds ...................................... 153,264,880 — — 153,264,880
$ 23,970,327,547 $ — $ — $ 23,970,327,547
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 853,416 $ — $ — $ 853,416
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust